Operating Leases - Remaining maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 1,536	$ 3,474
2021	3,840	2,969
2022	3,930	3,033
2023	4,021	3,097
2024	4,117	3,165
Thereafter	16,353	10,108
Total future minimum lease payments	33,797	25,846
Less: imputed interest	(6,971)	(5,319)
Less: lease incentives	(1,996)
Total operating lease liabilities	$ 24,830	$ 20,527